FAIR VALUE MEASUREMENTS (Details 1)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Fair Value Disclosures [Abstract]
Risk-free interest rate	1.25%	1.25%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	51.14%	88.63%
Expected option life in years	1 year 3 months	2 years 3 months